Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 11, 2023	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends to shareholders
Second interim			$ 3,047	$ 3,046	$ 2,490
First interim			1,440	1,440	1,392
Total			$ 4,487	$ 4,486	$ 3,882
Second interim, per share		$ 1.97	$ 1.97	$ 1.97	$ 1.90
First interim, per share	$ 0.93		0.93	0.93	0.90
Total, per share			$ 2.90	$ 2.90	$ 2.80
Unclaimed dividends, forfeiture period			12 years
Unclaimed dividends forfeited and adjusted for in retained earnings			$ 0	$ 1	$ 0